UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-Q

________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22704

CAMBRIA ETF TRUST

(Exact name of Registrant as specified in charter)

________

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road

Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

With a Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30, 2014

Date of reporting period: July 31, 2013

Item 1. Schedule of Investments

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF● July 31, 2013

(unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%
Consumer Discretionary — 17.4%
Abercrombie & Fitch, Cl A	21,360	$1,065,223
CBS, Cl B	23,318	1,232,123
Discovery Communications, Cl A*	14,329	1,142,308
GameStop, Cl A	29,815	1,462,724
Gannett	54,290	1,398,511
Gap	28,480	1,307,232
Harte-Hanks	136,704	1,306,890
hhgregg*	76,451	1,199,516
Home Depot	14,863	1,174,623
International Game Technology	64,080	1,183,558
Lowe's	27,590	1,229,962
Meredith	27,590	1,311,077
O'Reilly Automotive*	10,057	1,259,740
Six Flags Entertainment	28,836	1,060,876
Target	15,753	1,122,401
Tupperware Brands	13,795	1,162,643
Viacom, Cl B	16,465	1,198,158
		20,817,565
Consumer Staples — 13.3%
Coca-Cola Enterprises	29,637	1,112,573
CVS Caremark	19,046	1,171,138
Dr Pepper Snapple Group	22,517	1,052,444
Energizer Holdings	11,125	1,132,525
JM Smucker	10,680	1,201,714
Kimberly-Clark	10,680	1,055,184
Kroger	31,773	1,247,726
Medifast*	40,940	1,119,300
Nu Skin Enterprises, Cl A	20,381	1,704,667
Reynolds American	23,318	1,152,609
Safeway	46,102	1,188,971
USANA Health Sciences*	19,491	1,610,346
Wal-Mart Stores	14,151	1,102,929
		15,852,126
Energy — 5.3%
Capital Product Partners LP (A)	129,495	1,236,677
CVR Energy	18,868	890,381
HollyFrontier	21,538	981,056
Inergy LP (A)	46,369	711,764
Inergy Midstream LP (A)	20,031	486,152
Kinder Morgan Management*	13,288	1,076,024
Marathon Petroleum	13,617	998,535
		6,380,589
Financials — 18.9%
American Capital*	76,896	1,050,399
American Express	15,842	1,168,664
American Financial Group	22,784	1,177,705
American International Group*	24,920	1,134,109
Ameriprise Financial	14,418	1,283,202
Aspen Insurance Holdings	28,658	1,074,388
CapitalSource	119,883	1,450,584
Comerica	29,370	1,249,400
Fifth Third Bancorp	63,546	1,221,990
Fortress Investment Group, Cl A (A)	154,949	1,216,350
MCG Capital	213,155	1,170,221
Montpelier Re Holdings	42,008	1,134,636
PartnerRe	11,837	1,059,885
Platinum Underwriters Holdings	18,957	1,101,212
Primerica	31,417	1,289,354
RenaissanceRe Holdings	12,015	1,044,945
State Street	18,601	1,295,932
Unum Group	39,783	1,258,734
Xinyuan Real Estate ADR*	229,353	1,146,765
		22,528,475
Health Care — 10.1%
AmerisourceBergen, Cl A	20,203	1,177,229
Amgen	10,680	1,156,537
AstraZeneca ADR	21,627	1,096,921
Becton Dickinson	11,392	1,181,578
Boston Scientific*	144,625	1,579,305
Eli Lilly	20,559	1,091,889
Endo Health Solutions*	29,103	1,119,301
Mylan*	37,469	1,257,460
Pfizer	38,359	1,121,234
United Therapeutics*	16,999	1,272,205
		12,053,659
Industrials — 12.6%
AECOM Technology*	37,024	1,255,114
AerCap Holdings*	68,174	1,194,408
Flowserve	20,559	1,165,284
General Dynamics	14,774	1,260,813
L-3 Communications Holdings	13,261	1,235,262
Manpowergroup	20,470	1,368,829
MasTec*	36,935	1,218,855
Northrop Grumman	14,418	1,327,321
Quad, Cl A	53,400	1,497,336
Raytheon	17,533	1,259,571
Rockwell Collins	16,999	1,209,819
Taser International*	123,621	1,097,754
		15,090,366
Information Technology — 14.5%
Acxiom*	54,735	1,410,521
AOL	26,878	990,185
Applied Materials	75,561	1,232,400
CA	40,050	1,191,087
CoreLogic*	39,516	1,102,496
InterDigital	23,941	951,176
Lexmark International, Cl A	36,846	1,381,356
Seagate Technology	26,255	1,074,092
Symantec	44,322	1,182,511
Texas Instruments	29,993	1,175,726
ValueClick*	35,066	857,013
Vishay Intertechnology	78,765	1,133,428
Western Digital	18,868	1,214,722
Xerox	126,825	1,230,203
Yahoo!	42,631	1,197,505
		17,324,421
Materials — 2.9%
Avery Dennison	25,899	1,158,462
E.I. du Pont de Nemours	20,381	1,175,780

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF● July 31, 2013

(unaudited)

Description	Shares	Fair Value

PPG Industries	7,298	$1,170,891
		3,505,133
Telecommunication Services — 3.8%
AT&T	29,637	1,045,297
Nippon Telegraph & Telephone ADR	43,877	1,104,823
Telecom Argentina ADR*	67,996	1,101,535
USA Mobility	81,524	1,273,405
		4,525,060
Utilities — 0.9%
Ameren	30,794	1,102,733

Total Common Stock
(Cost $113,599,466)		119,180,127

Total Investments - 99.7%
(Cost $113,599,466) †		$119,180,127

Percentages are based on Net Assets of $119,597,713.

*	Non-income producing security.

(A)	Securities considered Master Limited Partnership. At July 31, 2013, these securities amounted to $3,650,943 or 3.1% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

As of July 31, 2013, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

†	At July 31, 2013, the tax basis cost of the Fund's investments was $113,599,466, and the unrealized appreciation and depreciation were $6,748,271 and $(1,167,610) respectively.

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF● July 31, 2013

(unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (“GAAP”), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended July 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2013, there were no fair valued investments in the Fund.

CIM-QH-001-0100

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CRF 240.13a-15(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cambria ETF Trust

By (Signature and Title)	/s/ Eric Richardson
Eric Richardson, President

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Richardson
Eric Richardson, President

Date: September 24, 2013

By (Signature and Title)	/s/ Peter Rodriguez
Peter Rodriguez, Principal Financial Officer

Date: September 24, 2013